Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock (Detail) - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net loss	$ (2,958,534)	$ (2,958,534)	$ (4,878,363)
Common Class A [Member]
Numerator:
Allocation of net loss		$ (1,043,325)	(3,902,690)
Denominator:
Weighted Average Numbers Of Share Outstanding Basic And Diluted		2,079,787
Earning Per Share Basic And Diluted		(0.50)
Class B Common Stock
Numerator:
Allocation of net loss		$ (1,915,209)	$ (975,673)
Denominator:
Weighted Average Numbers Of Share Outstanding Basic And Diluted		3,817,819
Earning Per Share Basic And Diluted		(0.50)